Trade and other payables - Currency profiles trade and other payables (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Trade and other payables
Trade and other payables	$ 1,840,803	$ 947,836
United States Dollar
Trade and other payables
Trade and other payables	1,004,554	436,694
Singapore Dollar
Trade and other payables
Trade and other payables	835,532	461,018
Hong Kong Dollar
Trade and other payables
Trade and other payables	$ 717	$ 50,124